Cover	6 Months Ended
Jun. 30, 2021
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	To amend the offering
Entity Registrant Name	Gaming Technologies, Inc.
Entity Central Index Key	0001816906
Entity Tax Identification Number	35-2675083
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Two Summerlin
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89135
City Area Code	833
Local Phone Number	888-GMGT
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Two Summerlin